Related Parties and Parties-In-Interest	12 Months Ended
Dec. 31, 2025
Rail
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest	Related-Parties and Parties in Interest
The Trustee is authorized, under contract provisions and by exemption under 29 CFR 408(b) of ERISA regulations, to invest in securities under its control and in securities of Caterpillar Inc.

The investment options available to the participants, as summarized in Note 3, include the Caterpillar Stock Fund (related-party and party in interest). The Master Trust also invests in the U.S. Large Cap Equity Index Fund, U.S. Small/Mid Cap Equity Index Fund, International Equity Index Fund, Money Market Fund, and the Bond Index Fund, which are sponsored and managed by The Northern Trust Company, the Trustee for the Master Trust.

The Northern Trust Company also manages equitization accounts in which they invest excess cash and manages liquidity pools for the actively managed investment funds. The custodian of the funds invested in the participant directed brokerage option is Pershing, a division of BNY Mellon, which currently provides third party administrative and other plan related services to the Plan on behalf of Alight Financial Solutions. These transactions, and related fees, as well as participant loans, qualify as exempt party in interest transactions.